Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Financial instruments (CHF million)
Cash and Due from Banks	475	782
Interest-bearing deposits with banks	2,328	2,570	2,272	1,940
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	226,864	192,068	236,963	200,091
Loans	239,164	231,696	233,413	220,030
Other assets	77,513	73,709	78,296	76,785
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(189,266)	(167,457)	(176,559)	(142,245)
Short-term borrowings	(19,184)	(16,331)	(26,116)	(20,373)
Long-term debt	(154,838)	(155,631)	(162,655)	(164,159)
Other liabilities	(62,259)	(59,929)	(63,217)	(61,573)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	895		807
Financial instruments (CHF million)
Interest-bearing deposits with banks	624		405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,721		158,673
Loans	20,515		20,694
Other assets	21,941		20,511
Due to banks and customer deposits	(729)		(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,714)		(136,483)
Short-term borrowings	(4,456)		(3,547)
Long-term debt	(66,952)		(70,366)
Other liabilities	(4,892)		(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,712		3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	613		404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	148,075		157,889
Loans	20,776		21,382
Other assets	30,081		30,778
Due to banks and customer deposits	(703)		(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(143,617)		(136,396)
Short-term borrowings	(4,524)		(3,681)
Long-term debt	(71,254)		(79,475)
Other liabilities	(7,476)		(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,817)		(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	11		1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	646		784
Loans	(261)		(688)
Other assets	(8,140)		(10,267)
Due to banks and customer deposits	(26)		10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(97)		(87)
Short-term borrowings	68		134
Long-term debt	4,302		9,109
Other liabilities	2,584		2,480